Note 6 - Investments In Affordable Housing Partnerships (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments	$ 5,355,254	$ 6,249,021
Income Tax Reconciliation, Tax Credits, Investment	839,532	806,324	551,000
Amortization	$ 885,478	$ 676,700	$ 480,322